Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements (the “Interim Financial Statements”) have been prepared on a going concern basis in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial reporting and pursuant to the accounting and disclosure rules and regulations of the United States Securities Commission (“SEC”), and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of March 31, 2026 and the results of operations and cash flows for the periods presented. Certain information or footnote disclosures, normally included in annual financial statements prepared in accordance with GAAP, have been condensed or omitted pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. Operating results for the three months ended March 31, 2026 are not necessarily indicative of results that may be expected for the full year or any other period. Unless otherwise noted, these Interim Financial Statements are presented in thousands of United States (U.S.) dollars, which is also the Company’s functional currency.

The Interim Financial Statements should be read in conjunction with the Company’s audited financial statements included in our Annual Report on Form 20-F for the year ended December 31, 2025 filed with the SEC and Canadian Securities Administrators (“CSA”) on April 9, 2026.

As discussed in Note 3, ‘Reverse Recapitalization,’ the Agreement was accounted for as a reverse recapitalization. Accordingly, the information presented for the year ended December 31, 2025, and the three months ended March 31, 2025, represents the results and financial position of Old Xanadu.

(a)	Basis of presentation:

The accompanying financial statements of the Company are presented in U.S. dollars (“USD”) and prepared on a going concern basis in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”).

Emerging Growth Company
(b)	Emerging Growth Company:

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected to not opt out of such extended transition period.

Period of operations
(c)	Period of operations:

The Company was incorporated on October 2, 2025. Accordingly, the financial statements presented herein, specifically the statement of operations and comprehensive loss, statement of changes in shareholders’ equity, and statement of cash flows, reflect the results of operations and cash flows for the initial period from October 2, 2025 (Inception) through December 31, 2025.

The balance sheet reflects the financial position of the Company as of December 31, 2025. Because this is the Company’s initial period of operations, there are no comparative prior-period financial statements presented.

Cash and cash equivalents	Cash and cash equivalents:

Xanadu considers all short term highly liquid investments purchased with original maturities at their acquisition date of three months or less to be cash equivalents. Xanadu maintains its cash and investments with major financial institutions, which, at times, may exceed federally insured limits. Xanadu did not hold any cash equivalents as of March 31, 2026 and December 31, 2025.

(d)	Cash:
Cash is comprised of cash on hand.
Income taxes
(e)	Income taxes:

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the estimated future tax consequences of events that have been included in the financial statements or in the Company’s tax returns. Under this method, deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts in the financial statements and the tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which they are expected to be realized or settled. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the amount that is more likely than not to be realized. Factors considered when assessing the likelihood of future realization of deferred tax assets include the Company’s recent net loss experience and expectations of future earnings, capital gains and investments in the applicable jurisdiction, carryforward periods available for tax reporting purposes, among others.

The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns and applies a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained upon examination by the applicable tax authority. The second step, for those tax positions that meet the recognition criteria, is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Net loss per share	Net loss per share:

Basic net loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares outstanding during each period. Xanadu’s potentially dilutive securities include outstanding stock options and other equity compensation securities, Earn-out Shares and warrants. Diluted net loss per share gives effect to all potentially dilutive securities, assuming that such shares were outstanding and dilutive during each period, except when the inclusion of the potentially dilutive securities would have an anti-dilutive effect. Xanadu applies the two-class method when computing net loss per share, as Xanadu has issued shares that meet the definition of participating securities. The two-class method allocates earnings between common shareholders and holders of participating securities.

(f)	Net loss per share:
Basic net loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of common shares outstanding during each period.
Foreign currency translation and transactions	Foreign currency translation and transactions:

Xanadu’s reporting currency is the U.S. dollar and its functional currency is the U.S. dollar. The functional currency of Xanadu’s subsidiary, Old Xanadu, is the Canadian dollar. The results and financial position of the foreign subsidiaries whose functional currency is not the U.S. dollar are translated at exchange rates in effect as of the consolidated balance sheet dates for assets and liabilities and at average exchange rates for revenues and expenses for the respective periods. Translation adjustments are included as a cumulative translation adjustment in accumulated other comprehensive income (loss).

Monetary assets and liabilities that are denominated in a currency other than Xanadu’s functional currency are translated into the functional currency using the exchange rates as of the consolidated balance sheet dates, and revenues and expenses are translated at the exchange rates prevailing when the transactions occurred. Gains and losses resulting from translation are recognized in other income, net in the consolidated statements of operations and comprehensive loss in the period in which they arise. Non-monetary assets and liabilities are translated at historical exchange rates.

(g)	Foreign currency translation and transactions:

The Company’s functional and reporting currency is the U.S. dollar. Monetary assets and liabilities that are denominated in a currency other than the Company’s functional currency are translated into the functional currency using the exchange rates in effect as of the balance sheet dates, and revenues and expenses are translated at the exchange rates prevailing when the transactions occurred. Gains and losses resulting from translation are recognized in other income (expense), net in the statements of operations and comprehensive loss in the period in which they arise. Non-monetary assets and liabilities are translated at historical exchange rates.

Fair value measurement	Fair value measurement:

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. In determining fair value, the use of various valuation methodologies, including market, income and cost approaches is permissible. The inputs to these methodologies consider market comparable information, taking into account the principal or most advantageous market in which Xanadu would transact. The fair value hierarchy prioritizes which inputs should be used in measuring fair value and requires the use of observable market data when available. There are three levels of inputs that may be used to measure fair value based on the reliability of inputs, and a financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement:

●	Level 1: Quoted market prices in active markets that the reporting entity has the ability to access at the date of the fair value measurement.
●	Level 2: Inputs other than quoted market prices described in Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement of the assets or liabilities.

(h)	Fair value measurement:

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. In determining fair value, the use of various valuation methodologies, including market, income and cost approaches is permissible. The inputs to these methodologies consider market comparable information, taking into account the data when available.

There are three levels of inputs that may be used to measure fair value based on the reliability of inputs, and a financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement:

●	Level 1: Quoted market prices in active markets that the reporting entity has the ability to access at the date of the fair value measurement.
●	Level 2: Inputs other than quoted market prices described in Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement of the assets or liabilities.

Basis of Consolidation

Basis of Consolidation

The condensed consolidated financial statements of the Company include the accounts of the Company and its wholly owned subsidiaries. Any subsidiaries that are formed or acquired during the year are consolidated from their respective dates of formation or acquisition.

All intercompany transactions and balances have been eliminated.

Use of Estimates

Use of Estimates

Xanadu’s accounting estimates and assumptions may change over time in response to risks and uncertainties. As of the date of issuance of these Interim Financial Statements, Xanadu is not aware of any specific event or circumstance that would require Xanadu to update estimates, judgments or revise the carrying value of any assets or liabilities.

Liquidity and Going Concern

Liquidity and Going Concern

The Interim Financial Statements have been prepared on a basis that assumes the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has incurred recurring net losses and negative cash flows from operations since inception.

As of March 31, 2026 and December 31, 2025, the Company had an accumulated deficit of $228,314 and $206,303, respectively. For the three months ended March 31, 2026 and 2025, the Company incurred net losses of $20,604 and $12,205, respectively, and the Company had net cash outflows from operating activities of $7,035 and $16,293, respectively.

As of March 31, 2026 and December 31, 2025, the Company had cash and cash equivalents of $272,465 and $16,164 and net working capital of $270,182 and $31,237, respectively.

On March 26, 2026, Xanadu successfully consummated its reverse recapitalization with SPAC and Old Xanadu and a concurrent PIPE investment. The Company received gross proceeds from the Reverse Recapitalization of $301,646, which includes $275,000 of PIPE financing and $26,646 of cash from the SPAC.

Based on Xanadu’s current operating plan, management believes that the existing cash and cash equivalents will be sufficient to fund operations, research and development activities, and capital expenditure requirements for at least 12 months from the date these condensed consolidated financial statements are issued.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected to not opt out of such extended transition period.

Accounts receivable, net	Accounts receivable, net:

Trade receivables are non-interest bearing and represent amounts billed and currently due from customers at the gross invoiced amount as well as unbilled amounts related to unconditional rights for consideration to be received for services performed but not yet invoiced. A receivable is recorded when Xanadu has an unconditional right to receive payment. Xanadu’s accounts receivable includes trade and other types of receivables.

On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance for credit losses. This assessment is based on management’s evaluation of the aging of accounts, historical collection experience and current economic expectations. As of March 31, 2026 and December 31, 2025, Xanadu had not recorded any allowance for doubtful accounts.

Materials and supplies, net	Materials and supplies, net:

Materials and supplies are carried at average cost and recorded in materials and supplies in the consolidated balance sheets. Materials and supplies used in research and development efforts are expensed when consumed if an alternative use exists, otherwise are expensed when incurred.

Materials and supplies are evaluated for excess quantities and obsolescence. This evaluation includes an analysis of Xanadu’s current and future strategic plans, risk of technological obsolescence, and general market conditions.

Property and equipment, net	Property and equipment, net:

Property and equipment are stated at acquisition cost, less accumulated depreciation and impairment. Depreciation on property and equipment is computed on a straight-line basis over the estimated useful lives of the assets at the time of acquisition. Leasehold improvements are amortized over the lesser of the term of the lease or the useful life of the asset.

The estimated useful lives of Xanadu’s property and equipment are as follows:

Computer systems and servers	3 years
Lab equipment	7 years
Test and computer equipment	7 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of lease term or estimated useful life

Repairs and maintenance costs are expensed as incurred. Upon disposition of property and equipment, the cost and related accumulated depreciation are derecognized and any resulting gain or loss is reflected in other income (expense), net within the consolidated statements of operations and comprehensive loss.

Intangible assets, net	Intangible assets, net:

Xanadu’s intangible assets include patents and external software licenses, which are carried at cost less accumulated amortization and impairment. Intangible assets with finite useful lives are amortized over their estimated useful lives on a straight-line basis. Xanadu capitalizes costs associated with internal use software incurred during the application development stage. Capitalized costs include external direct costs of materials and services utilized in developing or obtaining internal-use software and payroll and payroll-related expenses for employees who are directly associated with and allocate time to the internal-use software project. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred.

Patents	3 years
Internally developed software	5 years
Third-party perpetual software licenses	3 years

Impairment of long-lived assets	Impairment of long-lived assets:

Long-lived assets, including property and equipment and finite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset or asset group to its net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss is recognized to the extent the carrying amount of the asset or asset group exceeds its fair value. Xanadu did not recognize any impairment losses on long-lived assets for the three months ended March 31, 2026 and 2025.

Revenue recognition	Revenue recognition:

Xanadu derives revenue primarily from: (i) professional services related to research projects, proof of concept development, and quantum education and (ii) compute and other services which includes provision of compute services, such as co-development and execution of quantum algorithms on Xanadu’s quantum computing systems, and provision, on a non-exclusive basis via access to its photonic-based hardware, of quantum-computing-as-a-service (“QCaaS”).

Revenue is recognized based on the following five step model in accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers:

●	Identify the contract,
●	Identify the performance obligations,
●	Determine the transaction price,
●	Allocate the transaction price to the performance obligations, and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

Xanadu enters into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Payment terms on invoiced amounts are typically net 30 days or less. Contract durations generally range from six months to several years. A contract’s transaction price is allocated to each distinct performance obligation based on their estimated standalone selling price. Xanadu determines standalone selling price based on the observable price of a product or service when it sells the products or services separately in similar circumstances and to similar customers. Certain products and services have limited or no history of being sold on a standalone basis. In these instances, Xanadu determines standalone selling price by considering its overall pricing objectives and market conditions, including cost plus a reasonable margin. Significant pricing practices considered include Xanadu’s discounting practices, the value of the contracts, historical standalone sales, customer demographics, geographic locations, and the number and types of users within the contracts.

Revenue is recognized net of taxes, which are remitted to governmental authorities.

Professional services arrangements often include a series of activities with progress billing milestones. Xanadu’s professional services constitute an activity that provides benefits that the customer receives and consumes as the services are performed. The transaction price is generally fixed and stated in the contract with the customer. Professional services revenue is recognized based on hours and, or costs incurred as appropriate. Revenue for partially completed professional service performance obligations deemed probable of being met is recognized using an input measure based on actual labor hours incurred to date relative to total estimated labor hours required to complete the project. For fixed price contracts, revenue is recognized based on the input measure noted above as control is expected to transfer over the period that the project is completed.

Xanadu has determined that its QCaaS, including non-exclusive access to photonic hardware, is a stand-ready performance obligation to provide ongoing access to its cloud-based quantum technology platform service. The transaction price generally consists of a fixed fee for a stated volume of usage to be made available over a defined period of access. Fixed fee arrangements may also include a variable component whereby customers pay additional fees for usage exceeding contractual volume as defined by the contractual agreements. The performance obligation related to the fixed fee is satisfied over time and revenue is recognized on a straight-line basis over the access period. Any additional fees relating to extra usage are recognized in the period they occur.

Xanadu’s compute services represent a performance obligation that is satisfied over-time. Revenue is recognized on a straight-line basis over the contract term.

The timing of revenue recognition, billings and cash collection may result in accounts receivable, contract assets, and deferred revenue on Xanadu’s consolidated balance sheets. A receivable is recorded in the period in which Xanadu provides services when it has an unconditional right to payment. Contract assets represent rights to consideration for services completed and revenue recognized for contracts that have not yet been invoiced to customers, which have been included within accounts receivable on the consolidated balance sheets.

Xanadu records deferred revenue when amounts are invoiced under contract terms or payments are received in advance of revenue recognition from products or services described above. Deferred revenue is recognized as and when the related performance obligations are satisfied.

Xanadu defers commission payments to employees or third parties that are direct and incremental to the acquisition of customer contracts in the period the contract is executed and are recognized into sales and marketing expense over a period consistent with the transfer of goods or services to the customer if that period is greater than one year. No such costs were incurred in the years presented.

Cost of revenue	Cost of revenue:

Cost of revenue consists of direct expenses related to building specialized quantum hardware and delivering Xanadu’s services. Cost of revenue includes direct manufacturing costs, personnel-related expenses, including stock-based compensation, and overhead costs, including operating lease expenses, allocated to customer-facing functions. Depreciation and amortization of quantum systems and related software are excluded from cost of revenue.

Research and development	Research and development:

Research and development expenses are charged to the consolidated statement of operations and comprehensive loss as incurred. Research and development expenses are comprised of costs in performing research and development activities and include personnel-related costs, process development costs, chip fabrication costs, consulting fees, lab materials, software costs, cloud computing costs, and other related costs.

Where tangible assets or software to be used in research and development activities is constructed by Xanadu or acquired, the costs are expensed as incurred unless those assets have an alternative future use. When assets with alternative future use are consumed in research and development activities they are recorded as research and development expenses.

Stock-based compensation	Stock-based compensation:

Xanadu accounts for stock-based compensation in accordance with ASC 718, Compensation - Stock Compensation. Equity-settled stock based payments to employees and others providing similar services are recognized as stock-based compensation expense based on the fair value of the equity instruments at the grant date. Stock-based compensation expense is recognized over the requisite service period on a straight-line basis, with a corresponding increase in additional paid-in capital within shareholders’ equity. Xanadu recognizes forfeitures as they occur.

Investment tax credits and government assistance	Investment tax credits and government assistance:

Refundable investment tax credits (“ITCs”) pursuant to the Scientific Research and Experimental Development (“SR&ED”) program and other government assistance including grants and wage subsidies related to current expenditures are recorded as other operating income, net within the consolidated statements of operations and comprehensive loss. Non-refundable investment tax credits are recorded as a reduction in income tax expense. Xanadu accounts for investment tax credits and government grants and subsidies by analogy to International Accounting Standard 20, Accounting for Government Grants and Disclosures of Government Assistance. The investment tax credits, and government grants and subsidies are recognized in income in the period when the related expenditure is recognized as an expense provided there is reasonable assurance that Xanadu has complied with, and will continue to comply with, all conditions necessary to obtain the government assistance or credit. Government grants and assistance related to capitalized expenditures are recognized as a reduction to the carrying amount of the related asset.

Concentration of credit risk	Concentration of credit risk:

Financial instruments that potentially subject Xanadu to concentration of credit risk principally consist of cash and cash equivalents and accounts receivable. Xanadu’s policy is to place its cash and cash equivalents with major financial institutions to limit the amount of credit exposure. For Xanadu’s accounts receivable and grants receivable, credit risk is dependent upon the financial stability of individual customers or government entity. Xanadu performs ongoing evaluations of its customers’ and grantor’s financial condition and does not have a history of material credit losses. Refer to Note 12 for additional information about Xanadu’s significant customers. Other receivables represent an insignificant part of Xanadu’s financial position.

Earn-out Shares	Earn-out Shares:

In accordance with ASC 815 - “Derivatives and Hedging”, unvested Earn-out Shares (as discussed in Note 3 below) are classified as a liability because they are not considered to be indexed to the Company’s common shares. The Company will re-measure the earn-out shares to fair value at each reporting period with the changes recognized as a gain (loss) on the fair value of earn-out liabilities on the consolidated statement of operations and comprehensive loss. Upon issuance and release of the shares after each triggering event (as described in Note 3) is met, the related Earn-out Shares will be remeasured to fair value at that time with the changes recognized as a gain (loss) on the fair value of earn-out liabilities on the consolidated statement of operations and comprehensive loss, and the Earn-out Shares will be reclassed to shareholders’ equity on the consolidated balance sheet.

Warrants	Warrants:

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815 - “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-measured at each reporting date, with changes in the fair value reported in the consolidated statement of operations and comprehensive loss. For financial instruments that meet the requirements for equity classification, the instruments are recorded at their fair value at the date of issuance or reclassification and are not subsequently remeasured. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.